UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:  5/31

Date of reporting period:   5/31/25

Item 1. Reports to Stockholders.

(a)

One Global ETF

(FFND) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2025

Annual Shareholder Report - May 31, 2025

This annual shareholder report contains important information about One Global ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One Global ETF	$107	1.00%

How did the Fund perform during the reporting period?

Performance of the One Global ETF (FFND) for the one-year period ending May 31, 2025 was 14.70% at NAV. From a macroeconomic perspective, the market was driven by solid economic growth worldwide and the expectation that global central banks would start to lower interest rates as inflation rates normalized, interrupted by a radical upending of the global trade system.

The Fund’s investment strategy is to invest in some of the most transformational companies in the world—companies we believe are in the best positions to capitalize on secular growth trends and take advantage of changes in technology, consumer preferences, demographics, and environmental sustainability, leading to significant increases in their total markets, earnings trajectories and market capitalizations.

To this end, the performance of the Fund was driven by our investments in companies that dominate their respective industries in consumer, (DoorDash, Netflix and Tesla); Defense, (Kratos Defense, BAE Systems, and Embraer); and Security, (Datadog and Palo Alto Networks).

We thank you for your support and look forward to continuing to serve our shareholders at the highest level.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

One Global ETF - NAV
MSCI All World Index
S&P 500® Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$13,970
$13,045
$10,524
08/23/21
09/30/21
12/31/21
03/31/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
05/31/25

	One Global ETF - NAV	MSCI All World Index	S&P 500® Index
08/23/21	$10,000	$10,000	$10,000
09/30/21	$9,792	$9,736	$9,629
12/31/21	$9,719	$10,395	$10,691
03/31/22	$8,635	$9,848	$10,200
06/30/22	$6,330	$8,319	$8,557
09/30/22	$6,410	$7,761	$8,139
12/31/22	$5,890	$8,528	$8,755
03/31/23	$6,862	$9,163	$9,411
06/30/23	$7,611	$9,744	$10,234
09/30/23	$7,563	$9,423	$9,899
12/31/23	$8,183	$10,473	$11,056
03/31/24	$9,159	$11,344	$12,223
06/30/24	$9,407	$11,686	$12,747
09/30/24	$9,451	$12,471	$13,497
12/31/24	$10,144	$12,359	$13,823
03/31/25	$9,963	$12,209	$13,232
05/31/25	$10,524	$13,045	$13,970

Average Annual Total Returns

	1 Year	Since Inception (August 23, 2021)
One Global ETF - NAV	14.70%	1.36%
MSCI All World Index	14.16%	7.31%
S&P 500® Index	13.52%	9.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,527,063
  Number of Portfolio Holdings93
  Advisory Fee (net of waivers)$19,406
  Portfolio Turnover115%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Partnership Shares	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.0%
Financials
14.9%
Communications
13.3%
Health Care
12.5%
Industrials
9.9%
Consumer Discretionary
8.0%
Consumer Staples
5.4%
Energy
4.0%
Materials
2.2%
Utilities
1.8%
Real Estate
1.1%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	1.1%
Utilities	1.8%
Materials	2.2%
Energy	4.0%
Consumer Staples	5.4%
Consumer Discretionary	8.0%
Industrials	9.9%
Health Care	12.5%
Communications	13.3%
Financials	14.9%
Technology	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	2.8%
Meta Platforms, Inc., Class A	2.5%
Apple, Inc.	2.5%
NVIDIA Corporation	2.4%
Amazon.com, Inc.	2.4%
Microsoft Corporation	2.0%
BAE Systems plc	1.6%
Visa, Inc., Class A	1.6%
Cisco Systems, Inc.	1.5%
JPMorgan Chase & Company	1.6%

Material Fund Changes

Effective April 1, 2025, the Fund's name changed from "The Future Fund Active ETF" to "One Global ETF" and the Fund added disclosures to it's "Principal Investment Strategies". For more detailed information, please visit https://futurefundetf.com/images/pdf/FFND_Prospectus.pdf.

One Global ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about One Global ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-FFND

The Future Fund Long/Short ETF

(FFLS) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$168	1.60%

How did the Fund perform during the reporting period?

Performance of the Future Fund Long/Short ETF (FFLS) for the one-year period ending May 31, 2025 was 10.09% at NAV. From a macroeconomic perspective, the market was driven by solid economic growth worldwide and the expectation that global central banks would start to lower interest rates as inflation rates normalized, interrupted by a radical upending of the global trade system.

The Fund’s investment strategy is to invest in some of the most transformational companies in the world—companies we believe are in the best positions to capitalize on secular growth trends and take advantage of changes in technology, consumer preferences, demographics, and environmental sustainability, leading to significant increases in their total markets, earnings trajectories and market capitalizations. While at the same time shorting stocks that we feel will be distributed by these secular trends.

To this end, the performance of the Fund was driven by our long investments in companies that dominate their respective industries in consumer, (DoorDash, ON Holdings and Netflix); Defense, (Kratos Defense and Embraer); and Security/AI, (Ciena and Palo Alto Networks).

The performance of the Fund on the short side was driven by our investments in companies that remain challenged in this environment. These include companies in the consumer sector, (Restoration Hardware and PVH); Internet/Media, (JD.com and ROKU); and Health Care, (United Health and Intuitive Surgical).

We thank you for your support and look forward to continuing to serve our shareholders at the highest level.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

The Future Fund Long Short ETF - NAV
S&P 500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,847
$12,688
06/20/23
06/30/23
07/31/23
08/31/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	The Future Fund Long Short ETF - NAV	S&P 500® Index
06/20/23	$10,000	$10,000
06/30/23	$9,885	$10,144
07/31/23	$9,830	$10,470
08/31/23	$9,910	$10,303
09/30/23	$9,700	$9,812
10/31/23	$9,240	$9,606
11/30/23	$9,840	$10,483
12/31/23	$10,100	$10,959
01/31/24	$10,055	$11,143
02/29/24	$10,820	$11,738
03/31/24	$11,235	$12,116
04/30/24	$11,160	$11,621
05/31/24	$11,525	$12,197
06/30/24	$11,585	$12,635
07/31/24	$11,380	$12,789
08/31/24	$11,335	$13,099
09/30/24	$11,395	$13,379
10/31/24	$11,580	$13,257
11/30/24	$11,910	$14,036
12/31/24	$11,872	$13,701
01/31/25	$12,301	$14,082
02/28/25	$12,564	$13,899
03/31/25	$12,042	$13,116
04/30/25	$12,285	$13,027
05/31/25	$12,688	$13,847

Average Annual Total Returns

	1 Year	Since Inception (June 20, 2023)
The Future Fund Long Short ETF - NAV	10.09%	13.00%
S&P 500® Index	13.52%	18.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,302,227
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$184,221
  Portfolio Turnover313%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	225.0%
Special Case Securities	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.0%
Real Estate	2.1%
Financials	2.6%
Industrials	5.1%
Consumer Discretionary	7.8%
Health Care	11.3%
Communications	18.0%
Technology	33.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.5%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.0%
Micron Technology, Inc.	3.7%
Block, Inc.	3.6%
Safran S.A.	3.4%
Amazon.com, Inc.	3.1%
NXP Semiconductors N.V.	3.0%
Halozyme Therapeutics, Inc.	3.0%
Edwards Lifesciences Corporation	3.0%

Short Sector Weighting (% of net assets)

Value	Value
Consumer Discretionary	-3.8%
Communications	-5.0%
Technology	-5.0%
Health Care	-5.2%
Financials	-9.6%
Industrials	-15.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

The Future Fund Long/Short ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-FFLS

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is an independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$26,000
2024	$26,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$7,200
2024	$6,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2024 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2024 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Keith Rhoades, Brian Nielsen, Randy Skalla, Tony Lewis and Thomas T. Sarkany

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

One Global ETF
(formerly known as The Future Fund Active ETF)
(FFND)

The Future Fund Long/Short ETF
(FFLS)

Annual Financial Statements and Additional Information

May 31, 2025

1-877-466-7090
www.FutureFundETF.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 5.6%
11,241	BAE Systems plc - ADR	$1,155,576
3,128	General Dynamics Corporation	871,117
5,657	Mercury Systems, Inc.(a)	278,607
70,949	Rolls-Royce Holdings plc - ADR	823,718
11,660	Safran S.A. - ADR	857,476
		3,986,494
	ASSET MANAGEMENT - 5.1%
12,672	AllianceBernstein Holding, L.P.	506,246
685	Blackrock, Inc.	671,225
9,385	Charles Schwab Corp./The	829,071
2,311	LPL Financial Holdings, Inc.	894,726
24,067	UBS Group A.G.	767,497
		3,668,765
	AUTOMOTIVE - 0.8%
5,909	BYD Company Ltd. - ADR	584,991

	BANKING - 4.4%
17,810	Bank of America Corporation	785,955
10,364	Citigroup, Inc.	780,616
2,200	Credicorp Ltd.	465,982
4,212	JPMorgan Chase & Company	1,111,969
		3,144,522
	BEVERAGES - 0.6%
4,000	Fomento Economico Mexicano S.A.B. de C.V. - ADR	426,120

	BIOTECH & PHARMA - 8.2%
887	Argenx S.E. - ADR(a)	508,481
1,025	Eli Lilly & Company	756,112
14,196	Galderma Group A.G. - ADR	376,194
6,390	Gilead Sciences, Inc.	703,411
14,255	Halozyme Therapeutics, Inc.(a)	799,278
6,257	Johnson & Johnson	971,149
2,406	Vertex Pharmaceuticals, Inc.(a)	1,063,572

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 8.2% (Continued)
4,409	Zoetis, Inc.	$743,490
		5,921,687
	CHEMICALS - 1.6%
10,711	Air Liquide S.A. - ADR	443,328
6,257	RPM International, Inc.	712,297
		1,155,625
	CONSTRUCTION MATERIALS - 0.6%
4,404	Knife River Corporation(a)	414,416

	DATA CENTER REIT - 1.1%
848	Equinix, Inc.	753,719

	E-COMMERCE DISCRETIONARY - 2.9%
8,215	Amazon.com, Inc.(a)	1,684,158
13,346	Global-e Online Ltd.(a)	425,337
		2,109,495
	ELECTRIC UTILITIES - 1.8%
15,642	Dominion Energy, Inc.	886,432
6,406	National Grid plc - ADR	457,324
		1,343,756
	ELECTRICAL EQUIPMENT - 1.8%
4,404	BWX Technologies, Inc.	553,142
14,681	Schneider Electric S.E. - ADR	736,252
		1,289,394
	HEALTH CARE FACILITIES & SERVICES - 0.8%
5,380	HealthEquity, Inc.(a)	541,282

	HOME CONSTRUCTION - 0.9%
5,173	DR Horton, Inc.	610,724

	HOUSEHOLD PRODUCTS - 3.6%
56,351	Haleon plc - ADR	639,584
5,715	Procter & Gamble Company (The)	970,921

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOUSEHOLD PRODUCTS - 3.6% (Continued)
14,681	Unilever plc - ADR	$937,235
		2,547,740
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
1,227	Goldman Sachs Group, Inc. (The)	736,752
11,352	Lazard, Inc.	492,677
16,698	London Stock Exchange Group plc - ADR	640,201
		1,869,630
	INSURANCE - 2.1%
1,972	Aon PLC, Class A	733,742
9,385	MetLife, Inc.	737,473
		1,471,215
	INTERNET MEDIA & SERVICES - 10.9%
11,938	Alphabet, Inc., Class A (b)	2,050,231
7,218	Baidu, Inc. - ADR(a)	591,154
3,750	DoorDash, Inc., Class A(a)	782,438
2,765	Meta Platforms, Inc., Class A	1,790,310
887	Netflix, Inc.(a)	1,070,813
15,655	Pinterest, Inc., Class A(a)	487,027
886	Spotify Technology S.A.(a)	589,314
5,755	Uber Technologies, Inc.(a)	484,341
		7,845,628
	LEISURE FACILITIES & SERVICES - 2.1%
10,208	Cheesecake Factory, Inc. (The)	563,175
18,292	DraftKings, Inc., Class A(a)	656,317
40,016	Wynn Macau Ltd. - ADR	266,907
		1,486,399
	LEISURE PRODUCTS - 0.9%
20,729	Yeti Holdings, Inc.(a)	633,478

	MACHINERY - 2.5%
2,029	Caterpillar, Inc.	706,154
1,332	Deere & Company	674,338
13,833	Smiths Group plc - ADR	412,500
		1,792,992

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.5%
5,914	Abbott Laboratories	$789,992
25,439	ConvaTec Group plc - ADR	402,954
7,409	Edwards Lifesciences Corporation(a)	579,532
1,823	Thermo Fisher Scientific, Inc.	734,341
		2,506,819
	OIL & GAS PRODUCERS - 4.0%
26,111	BP PLC - ADR	759,830
5,173	Chevron Corporation	707,149
13,200	Enbridge, Inc.	614,255
7,341	Exxon Mobil Corporation	750,985
		2,832,219
	RETAIL - CONSUMER STAPLES - 1.2%
8,801	Walmart, Inc.	868,835

	RETAIL - DISCRETIONARY - 1.0%
2,004	Home Depot, Inc. (The)	738,053

	SEMICONDUCTORS - 7.4%
3,425	Applied Materials, Inc.	536,869
4,892	Cirrus Logic, Inc.(a)	481,177
10,218	Micron Technology, Inc.	965,192
12,552	NVIDIA Corporation	1,696,152
4,627	NXP Semiconductors N.V.	884,359
3,670	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	709,484
		5,273,233
	SOFTWARE - 6.6%
3,425	Datadog, Inc., Class A(a)	403,739
11,015	Gitlab, Inc., Class A(a)	501,293
3,128	Microsoft Corporation	1,440,006
3,443	Palo Alto Networks, Inc.(a)	662,502
2,852	Salesforce, Inc.	756,835
3,128	SAP S.E. - ADR	947,346
		4,711,721

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY FINANCE - 0.7%
1,661	American Express Company	$488,417

	TECHNOLOGY HARDWARE - 8.3%
8,812	Apple, Inc.	1,769,890
6,898	Ciena Corporation(a)	552,254
17,810	Cisco Systems, Inc.	1,122,742
7,829	Dell Technologies, Inc., Class C	871,133
38,153	Nintendo Company Ltd. - ADR	779,847
33,035	Sony Group Corporation - ADR	871,464
		5,967,330
	TECHNOLOGY SERVICES - 3.1%
17,658	Block, Inc.(a)	1,090,382
3,128	Visa, Inc., Class A	1,142,314
		2,232,696
	TELECOMMUNICATIONS - 2.4%
16,740	GDS Holdings Ltd. - ADR(a)	396,571
16,139	Millicom International Cellular S.A.	605,374
2,736	T-Mobile US, Inc.	662,659
		1,664,604

	TOTAL COMMON STOCKS (Cost $70,540,894)	70,881,999

	TOTAL INVESTMENTS - 99.1% (Cost $70,540,894)	$70,881,999
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	645,064
	NET ASSETS - 100.0%	$71,527,063

(a)	Non-income producing security.

(b)	All or a portion of this security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9%
	AEROSPACE & DEFENSE - 5.0%
58,595	Rolls-Royce Holdings plc - ADR	$680,288
18,135	Safran S.A. - ADR(b)	1,333,647
		2,013,935
	ASSET MANAGEMENT - 2.6%
2,625	LPL Financial Holdings, Inc. (b)	1,016,295

	BIOTECH & PHARMA - 6.9%
1,221	Eli Lilly & Company(b)	900,695
21,091	Halozyme Therapeutics, Inc.(a),(b)	1,182,573
1,525	Vertex Pharmaceuticals, Inc.(a),(b)	674,126
		2,757,394
	DATA CENTER REIT - 2.1%
916	Equinix, Inc. (b)	814,159

	E-COMMERCE DISCRETIONARY - 3.1%
6,000	Amazon.com, Inc.(a),(b)	1,230,060

	HEALTH CARE FACILITIES & SERVICES - 1.3%
5,000	HealthEquity, Inc.(a)	503,050

	INTERNET MEDIA & SERVICES - 18.0%
11,728	Alphabet, Inc., Class A(b)	2,014,166
9,844	Baidu, Inc. - ADR(a),(b)	806,224
4,035	DoorDash, Inc., Class A(a),(b)	841,903
2,396	Meta Platforms, Inc., Class A	1,551,386
748	Netflix, Inc.(a) (b)	903,008
11,054	Uber Technologies, Inc.(a) (b)	930,305
		7,046,992
	LEISURE FACILITIES & SERVICES - 2.5%
26,791	DraftKings, Inc., Class A(a),(b)	961,261

	LEISURE PRODUCTS - 2.2%
28,928	Yeti Holdings, Inc.(a),(b)	884,040

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0%
14,960	Edwards Lifesciences Corporation(a),(b)	$1,170,171

	SEMICONDUCTORS - 16.2%
8,000	Cirrus Logic, Inc.(a)	786,880
15,540	Micron Technology, Inc. (b)	1,467,908
21,690	NVIDIA Corporation(b)	2,930,970
6,200	NXP Semiconductors N.V.	1,185,006
		6,370,764
	SOFTWARE - 8.7%
7,264	Datadog, Inc., Class A(a)	856,280
10,849	Gitlab, Inc., Class A(a), (b)	493,738
5,189	Palo Alto Networks, Inc.(a),(b)	998,467
4,052	Salesforce, Inc. (b)	1,075,280
		3,423,765
	TECHNOLOGY HARDWARE - 4.7%
13,142	Ciena Corporation(a)	1,052,149
7,000	Dell Technologies, Inc., Class C	778,890
		1,831,039
	TECHNOLOGY SERVICES - 3.6%
22,672	Block, Inc.(a),(b)	1,399,997

	TOTAL COMMON STOCKS (Cost $28,992,809)	31,422,922

	TOTAL INVESTMENTS - 79.9% (Cost $28,992,809)	$31,422,922
	TOTAL SECURITIES SOLD SHORT – (44.4)% (Proceeds - $15,577,411)	(17,459,271)
	OTHER ASSETSIN EXCESS OF LIABILITIES – 64.5%	25,338,576
	NET ASSETS - 100.0%	$39,302,227

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025

Shares		Fair Value
	BUSINESS DEVELOPMENT COMPANIES — (2.0)%
	ASSET MANAGEMENT - (2.0)%
(35,000)	Ares Capital Corporation	$(771,750)

Shares		Fair Value
	COMMON STOCKS — (42.4)%
	AEROSPACE & DEFENSE - (2.3)%
(20,000)	Embraer S.A. - ADR	(919,800)

	BANKING - (5.9)%
(12,000)	Banco Latinoamericano de Comercio Exterior S.A., E	(492,240)
(10,000)	Cathay General Bancorp	(428,550)
(11,000)	Comerica, Inc.	(627,990)
(8,500)	East West Bancorp, Inc.	(775,200)
		(2,323,980)
	COMMERCIAL SUPPORT SERVICES - (1.8)%
(12,650)	Rollins, Inc.	(724,213)

	E-COMMERCE DISCRETIONARY - (1.8)%
(22,000)	JD.com, Inc. - ADR	(713,020)

	ELECTRICAL EQUIPMENT - (6.4)%
(10,000)	Amphenol Corporation, Class A	(899,300)
(3,500)	Littelfuse, Inc.	(717,710)
(12,000)	Trimble, Inc.	(855,240)
		(2,472,250)
	ENGINEERING & CONSTRUCTION - (1.0)%
(1,200)	Quanta Services, Inc.	(411,072)

	ENTERTAINMENT CONTENT - (1.2)%
(5,300)	ROBLOX Corporation, Class A	(460,994)

	HEALTH CARE FACILITIES & SERVICES - (3.9)%
(3,000)	Cigna Group (The)	(949,920)

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — (42.4)% (Continued)
	HEALTH CARE FACILITIES & SERVICES - (3.9)% (Continued)
(2,000)	Medpace Holdings, Inc.	$(589,800)
		(1,539,720)
	INDUSTRIAL INTERMEDIATE PRODUCTS - (2.0)%
(5,000)	Chart Industries, Inc.	$(784,300)

	INDUSTRIAL SUPPORT SERVICES - (2.3)%
(22,000)	Fastenal Company	(909,480)

	INTERNET MEDIA & SERVICES - (3.8)%
(200)	Booking Holdings, Inc.	(1,103,786)
(3,500)	Reddit, Inc., Class A	(393,225)
		(1,497,011)
	LEISURE FACILITIES & SERVICES - (2.0)%
(29,000)	Caesars Entertainment, Inc.	(779,520)

	MEDICAL EQUIPMENT & DEVICES - (1.3)%
(2,100)	ResMed, Inc.	(514,059)

	SEMICONDUCTORS - (2.5)%
(9,000)	Advanced Micro Devices, Inc.	(996,570)

	SOFTWARE - (1.4)%
(2,200)	Workday, Inc., Class A	(544,962)

	SPECIALTY FINANCE - (1.7)%
(50,000)	SoFi Technologies, Inc.	(665,000)

	TECHNOLOGY SERVICES - (1.1)%
(250)	Fair Isaac Corporation	(431,570)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $15,577,411)	$(17,459,271)

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

		The Future
	One Global ETF	Long/Short ETF
ASSETS
Investment in securities at value (identified cost $70,540,894 and $28,992,809)	$70,881,999	$31,422,922
Cash	1,196,818	7,547,710
Broker Cash *	—	17,071,575
Receivable for securities sold	—	698,572
Dividends and interest receivable	171,695	79,143
Prepaid expenses and other assets	3,962	—
TOTAL ASSETS	72,254,474	56,819,922

LIABILITIES
Due to Custodian Foreign cash (cost $581,588)	611,204	—
Securities sold short (proceeds $15,577,411)	—	17,459,271
Payable for investments purchased	12,209	—
Investment advisory fees payable	38,412	16,564
Payable to related parties	44,775	7,234
Dividends payable	—	18,972
Accrued expenses and other liabilities	20,811	15,654
TOTAL LIABILITIES	727,411	17,517,695
NET ASSETS	$71,527,063	$39,302,227

Net Assets Consist Of:
Paid in capital	$75,947,155	$36,592,031
Accumulated gains (losses)	(4,420,092)	2,710,196
NET ASSETS	$71,527,063	$39,302,227

Net Asset Value Per Share:
Net Assets	$71,527,063	$39,302,227
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,720,000	1,600,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.30	$24.56

*	Amount represents cash segregated at StoneX for short holdings.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2025

		The Future
	One Global ETF	Long/Short ETF
INVESTMENT INCOME
Dividend income	$442,077	$83,156
Interest	17,765	533,202
Foreign tax withholding	(19,741)	(3,545)
TOTAL INVESTMENT INCOME	440,101	612,813

EXPENSES
Investment advisory fees	189,269	339,522
Administrative services fees	128,956	89,142
Legal fees	24,424	20,419
Compliance officer fees	16,988	18,815
Custodian fees	15,881	26,782
Audit fees	15,771	16,881
Trustees fees and expenses	14,147	19,219
Printing and postage expenses	13,691	17,971
Transfer agent fees	11,148	11,196
Insurance expense	8,256	3,769
Dividend expense on short sales	—	123,886
Other expenses	9,721	13,200
TOTAL EXPENSES	448,252	700,802
Fees Waived/Expenses Reimbursed by the Adviser	(169,863)	(155,301)
NET EXPENSES	278,389	545,501

NET INVESTMENT INCOME	161,712	67,312

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Net realized gain (loss) from security transactions	(1,599,407)	1,325,953
Net realized gain on securities sold short	—	1,809,108
Net realized gain from in-kind redemptions	2,001,467	212,455
Foreign currency translations	1,192	—
	403,252	3,347,516
Net change in unrealized appreciation (depreciation) on:
Investments	431,640	1,983,247
Securities sold short	—	(1,822,372)
Foreign currency translations	(29,440)	—
	402,200	160,875

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	805,452	3,508,391

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$967,164	$3,575,703

See accompanying notes which are an integral part of these financial statements.

One Global ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Year Ended
	May 31, 2025	May 31, 2024
FROM OPERATIONS
Net investment income (loss)	$161,712	$(80,274)
Net realized gain from security transactions, securities sold short, in-kind redemptions and foreign currency transactions	403,252	658,269
Net change in unrealized appreciation of investments and foreign currency translations	402,200	2,341,654
Net increase in net assets resulting from operations	967,164	2,919,649

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	82,072,594	7,995,995
Payments for shares redeemed:	(22,984,593)	(8,045,611)
Transaction Fees (Note 5)	8,100	2,100
Net increase (decrease) in net assets resulting from shares of beneficial interest	59,096,101	(47,516)

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,063,265	2,872,133

NET ASSETS
Beginning of Year	11,463,798	8,591,665
End of Year	$71,527,063	$11,463,798

SHARE ACTIVITY
Shares sold	3,160,000	380,000
Shares redeemed	(940,000)	(380,000)
Net increase in shares of beneficial interest outstanding	2,220,000	—

See accompanying notes which are an integral part of these financial statements.

The Future Fund Long/Short ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income (loss)	$67,312	$(3,176)
Net realized gain from security transactions, securities sold short and in-kind redemptions	3,347,516	102,050
Net change in unrealized appreciation of investments	160,875	387,378
Net increase in net assets resulting from operations	3,575,703	486,252

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,139,304)	—
Net decrease in net assets resulting from distributions to shareholders	(1,139,304)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	15,177,326	22,097,036
Payments for shares redeemed:	(902,586)	—
Transaction Fees (Note 5)	6,300	1,500
Net increase in net assets resulting from shares of beneficial interest	14,281,040	22,098,536

TOTAL INCREASE IN NET ASSETS	16,717,439	22,584,788

NET ASSETS
Beginning of Period	22,584,788	—
End of Period	$39,302,227	$22,584,788

SHARE ACTIVITY
Class I:
Shares sold	660,000	980,000
Shares redeemed	(40,000)	—
Net increase in shares of beneficial interest outstanding	620,000	980,000

*	Commencement of Operations was June 20, 2023.

See accompanying notes which are an integral part of these financial statements.

One Global ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The	For The	For The
	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022 *
Net asset value, beginning of period	$22.93	$17.18	$17.44	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.15	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	3.22	5.91	(0.12)	(7.42)
Total from investment operations	3.37	5.75	(0.26)	(7.55)
Less distributions from:
Net realized gains	—	—	—	(0.01)
Return of capital	—	—	—	(0.00	) (6)
Total distributions	—	—	—	(0.01)
Net asset value, end of period	$26.30	$22.93	$17.18	$17.44
Total return (2)	14.70%	33.47%	(1.49)%	(30.22	)% (4)
Net assets, at end of period (000s)	$71,527	$11,464	$8,592	$9,766
Ratio of gross expenses to average net assets	1.61%	3.18%	3.76%	2.14	% (3)
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00	% (3)
Ratio of net investment income (loss) to average net assets	0.58%	(0.81)%	(0.84)%	(0.76	)% (3)
Portfolio Turnover Rate (5)	115%	78%	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Long/Short ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The
	Year Ended	Period Ended
	May 31, 2025	May 31, 2024 *
Net asset value, beginning of period	$23.05	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.05	(0.03)
Net realized and unrealized gain on investments	2.23	3.08
Total from investment operations	2.28	3.05
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	(0.73)	—
Total distributions	(0.77)	—
Net asset value, end of period	$24.56	$23.05
Total return (2)	10.09%	15.25	% (5)
Net assets, at end of period (000s)	$39,302	$22,585
Ratio of gross expenses to average net assets (3)	2.05%	11.99	% (4)
Ratio of net expenses to average net assets (3)	1.60%	1.64	% (4)
Ratio of net investment loss to average net assets	0.20%	(0.16	)% (4)
Portfolio Turnover Rate (6)	313%	88	% (5)

*	Commencement of Operations was June 20, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.69%	11.59%
Net expenses to average net assets	1.24%	1.24%

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

See accompanying notes which are an integral part of these financials statements.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025

1. ORGANIZATION

One Global ETF (“FFND”), formerly The Future Fund Active ETF, and the Future Fund Long/Short ETF (“FFLS”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund’s investment objective is to seek to provide capital appreciation. FFND commenced operations on August 23, 2021. FFLS commenced operations on June 20, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) . Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has retained responsibility for fair value determinations, however, it delegated execution of the fair value procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025 for the Funds’ assets and liabilities measured at fair value:

FFND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$70,881,999	$—	$—	$70,881,999
Total	$70,881,999	$—	$—	$70,881,999

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

FFLS
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,422,922	$—	$—	$31,422,922
Total	$31,422,922	$—	$—	$31,422,922

Liabilities*	Level 1	Level 2	Level 3	Total
Business Development Companies	$771,750	$—	$—	$771,750
Common Stocks	16,687,521	—	—	16,687,521
Total	$17,459,271	$—	$—	$17,459,271

*	Please refer to the Schedule of Investments for industry classifications.

There were no level 3 holdings as of May 31, 2025.

The following table is a summary of changes in the FFND's assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2025.

Common Stock
Beginning Balance	$107,350
Total realized gain (loss)	—
Appreciation (Depreciation)	189,231
Cost of Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	(296,581)
Ending Balance	$—

Short Sales Risk – FFLS is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Withholding Tax Policy –The Funds are subject to foreign withholding tax imposed by certain foreign countries in which each Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities (include opening of short positions and cover of shorts, reflected on an absolute value basis and excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
FFND	$34,591,747	$34,147,218
FFLS	$90,413,932	$108,116,019

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
FFND	$80,256,419	$22,003,144
FFLS	$14,180,517	$812,191

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to each of the Funds. Pursuant to an Advisory Agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 1.00% of average daily net assets for FFND and FFLS, respectively. For the year ended May 31, 2025, FFND and FFLS incurred $189,269 and $339,522 in advisory fees, respectively.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Effective as of May 1, 2025, the advisory fee for the FFND is 0.50% on the first $200,000,000 of net assets, 0.45% on net assets between $200,000,001 - $500,000,000, 0.40% on net assets between $500,000,001 - $1,000,000,000, and 0.35% on net assets $1,000,000,001 and over. Prior to May 1,2025, and effective as of April 1, 2025, the advisory fee for the FFND is 0.70% on the first $50,000,000 of net assets, 0.65% on net assets between $50,000,001 - $100,000,000, 0.55% on net assets between $100,000,001 - $200,000,000, 0.50% on net assets between $200,000,001 - $500,000,000, 0.45% on net assets between $500,000,001 - $1,000,000,000, and 0.40% on net assets $1,000,000,001 and over. Prior to April 1, 2025, FFND computed and accrued daily and paid monthly management fees at an annual rate of 0.75%.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00% for FFND and 1.24% for FFLS. For the year ended May 31, 2025, the Adviser waived fees/reimbursed expenses of $169,863 and $155,301 in FFND and FFLS, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

As of May 31, 2025, the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	May 31, 2026	May 31, 2027	May 31, 2028	Total
FFND	$235,831	$214,887	$169,863	$620,581
FFLS	$—	$201,787	$155,301	$357,088

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Distributor- Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad- hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker	Cash Purchases	Charge for Cash Purchases*
FFND	$300	Slippage - Maximum Amount 200 bps
FFLS	$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended May 31, 2025 was as follows:

For Year Ended	Ordinary	Long-Term	Return of
5/31/2025	Income	Capital Gains	Capital	Total
FFND	$—	$—	$—	$—
FFLS	1,139,304	—	—	1,139,304

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

There were no Fund distributions for the year ended May 31, 2024.

As of May 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FFND	$143,631	$—	$(1,341,528)	$(3,516,451)	$—	$294,256	$(4,420,092)
FFLS	2,503,322	—	—	—	—	206,874	2,710,196

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and mark-to-market on open passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(29,440).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The One Global ETF incurred and elected to defer such capital losses of $1,341,528.

At May 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
FFND	$1,260,771	$2,255,680	$3,516,451	$—
FFLS	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of in-kind redemptions, resulted in reclassifications for the funds for the fiscal period ended May 31, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
FFND	$1,946,911	$(1,946,911)
FFLS	212,455	(212,455)

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
FFND	$70,558,303	$3,503,851	$(3,180,155)	$323,696
FFLS	13,756,777	3,316,247	(3,109,373)	206,874

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Future Fund ETFs and
Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, as applicable, of The Future Fund ETFs comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust II, as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of
Fund Name	Operations	Changes in Net Assets	Financial Highlights
One Global ETF (formerly known as The Future Fund Active ETF)	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, and 2023
The Future Fund Long/Short ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and for the period from June 20, 2023 (commencement of operations) through May 31, 2024

The One Global ETF’s (formerly known as The Future Fund Active ETF) financial highlights for the period August 23, 2021 (commencement of operations) through May 31, 2022, were audited by other auditors whose report dated July 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 28, 2025

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended November 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-466-7090 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-466-7090.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETFS-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 08/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 08/08/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 08/08/2025